Segment information - Balance sheet related (Details 2) - CHF (SFr) SFr in Millions	Dec. 31, 2021	Dec. 31, 2020
Segment Reporting Information
Total assets	SFr 755,833	SFr 818,965
Americas
Segment Reporting Information
Total assets	249,656	300,762
Asia Pacific
Segment Reporting Information
Total assets	86,257	96,508
EMEA
Segment Reporting Information
Total assets	163,659	159,661
Switzerland
Segment Reporting Information
Total assets	256,261	262,034
Operating Segments | Swiss Universal Bank
Segment Reporting Information
Total assets	263,797	261,465
Operating Segments | International Wealth Management
Segment Reporting Information
Total assets	88,715	91,503
Operating Segments | Asia Pacific
Segment Reporting Information
Total assets	67,395	67,356
Operating Segments | Investment Bank
Segment Reporting Information
Total assets	211,802	271,976
Operating Segments | Asset Management
Segment Reporting Information
Total assets	3,393	3,703
Corporate Center
Segment Reporting Information
Total assets	120,731	122,962
Bank
Segment Reporting Information
Total assets	759,214	822,831
Bank | Americas
Segment Reporting Information
Total assets	249,680	300,783
Bank | Asia Pacific
Segment Reporting Information
Total assets	86,121	96,488
Bank | EMEA
Segment Reporting Information
Total assets	163,539	159,465
Bank | Switzerland
Segment Reporting Information
Total assets	259,874	266,095
Bank | Operating Segments | Swiss Universal Bank
Segment Reporting Information
Total assets	263,797	261,465
Bank | Operating Segments | International Wealth Management
Segment Reporting Information
Total assets	88,715	91,503
Bank | Operating Segments | Asia Pacific
Segment Reporting Information
Total assets	67,395	67,356
Bank | Operating Segments | Investment Bank
Segment Reporting Information
Total assets	211,802	271,976
Bank | Operating Segments | Asset Management
Segment Reporting Information
Total assets	3,393	3,703
Bank | Adjustments
Segment Reporting Information
Total assets	SFr 124,112	SFr 126,828